Note 11 - Other events	12 Months Ended
Jul. 31, 2013
Notes to Financial Statements
Note 11 - Other events

Note 11 - Other events:

On December 14, 2012, the Company received notice from the Alberta Securities Commission (“ASC”) that the ASC had determined that the Company had met the requirements in Multi-Lateral Instrument 51-105 and was therefore designated by the ASC as an “OTC Reporting Issuer in Alberta”.   Concurrent with the notice the ASC issued a cease trade order whereby no trading of securities of the Company may take place in the Province of Alberta.  The Company has made all of the required filings and on May 27, 2013, the ASC revoked the cease trade order allowing the trading of securities of the Company to take place in the Province of Alberta.